Related Party Transactions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Summary of Related Party Transactions Abstract [Line Items]
Product costs	$ 169	$ 186	$ 147
Operating and maintenance expenses	498	413	339
Capitalized Charges From Affiliate	187	81
Accounts payable - affiliate	141	137
Proceeds	12	11	12
Contribution receivable	3
Employee direct costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	368	331	270
Employee allocated costs [Member]
Summary of Related Party Transactions Abstract [Line Items]
Selling, general, and administrative expenses	195	171	169
Equity method investees [Member]
Summary of Related Party Transactions Abstract [Line Items]
Accounts payable - affiliate	12	13
Service costs	64	65	67
Common management [Member]
Summary of Related Party Transactions Abstract [Line Items]
Revenue	111	$ 115	$ 131
Reimbursable maintenance costs for certain government projects [Member]
Summary of Related Party Transactions Abstract [Line Items]
Maximum potential obligation	$ 50